Fair Value Measurements (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of estimated fair value of the warrant liability
Stock price	$ 0.90	$ 0.42	$ 1.25
Strike price	$ 2.50	$ 2.50	$ 2.50
Remaining contractual term (years)	2 years 3 months 18 days	2 years 1 month 6 days	3 years 1 month 6 days
Volatility	113.70%	109.60%	216.20%
Adjusted volatility	99.70%	102.50%	136.40%
Risk-free rate	0.40%	0.40%	0.40%
Dividend yield	0.00%	0.00%	0.00%